Notes Payable (Details) - Schedule of notes payable (Parentheticals) - Ambulnz, Inc. [Member]	Sep. 30, 2021	Dec. 31, 2020
Minimum [Member]
Notes Payable (Details) - Schedule of notes payable (Parentheticals) [Line Items]
Equipment and financing loans payable	3.00%	3.00%
Maximum [Member]
Notes Payable (Details) - Schedule of notes payable (Parentheticals) [Line Items]
Equipment and financing loans payable	5.70%	5.70%